UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 6/30/2011
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Lubar & Co., Incorporated

Address:   700 North Water Street, Suite 1200
           Milwaukee, WI 53202


Form 13F File Number: 028-14255


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   David Kuehl
Title:  Secretary
Phone:  414-291-9000

Signature,  Place,  and  Date  of  Signing:

/s/ David Kuehl                    Milwaukee, WI                      8/8/2011
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:



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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              34

Form 13F Information Table Value Total:  $      104,386
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE




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
                                                  FORM 13F INFORMATION TABLE

           COLUMN 1                COLUMN 2    COLUMN 3   COLUMN 4       COLUMN 5       COLUMN 6  COLUMN 7     COLUMN 8
------------------------------- -------------- --------- ---------- ------------------ ---------- -------- ----------------
                                                           VALUE     SHRS OR  SH/ PUT/ INVESTMENT  OTHER   VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS   CUSIP    (x$1000)   PRN AMT  PRN CALL DISCRETION MANAGERS SOLE SHARED NONE
------------------------------- -------------- --------- ---------- --------- --- ---- ---------- -------- ---- ------ ----
Crosstex Energy, Inc.           COM            22765Y104 29,896,941 2,512,348 SH       DEFINED                0      X    0
Crosstex Energy, Inc.           COM            22765Y104    365,639    30,726 SH       SOLE                   X      0    0
Crosstex Energy, LP             COM            22765U102  5,864,392   323,107 SH       DEFINED                0      X    0
Crosstex Energy, LP             COM            22765U102    883,342    48,669 SH       SOLE                   X      0    0
Approach Resources, Inc.        COM            03834A103 21,254,553   937,563 SH       DEFINED                0      X    0
Approach Resources, Inc.        COM            03834A103    795,808    35,104 SH       SOLE                   X      0    0
Marshall & Ilsley Corp.         COM            571837103  4,726,879   593,084 SH       DEFINED                0      X    0
Google Inc.                     COM            38259P508    607,656     1,200 SH       DEFINED                0      X    0
Rockwell Automation Inc.        COM            773903109    520,560     6,000 SH       DEFINED                0      X    0
Cogdell Spencer Inc.            COM            19238U107  5,990,000 1,000,000 SH       DEFINED                0      X    0
Cogdell Spencer Inc.            COM            19238U107    101,519    16,948 SH       SOLE                   X      0    0
Hallador Energy Company         COM            40609P105 26,743,489 2,788,685 SH       DEFINED                0      X    0
Star Gas Partners L.P.          UNIT           85512C105  1,070,000   200,000 SH       DEFINED                0      X    0
3M Company                      COM            88579Y101    276,677     2,917 SH       SOLE                   X      0    0
Abbott Laboratories             COM            002824100    125,551     2,386 SH       SOLE                   X      0    0
AstraZeneca PLC                 ADR            046353108    123,573     2,468 SH       SOLE                   X      0    0
Vodafone Group PLC              ADR            92857W209    256,886     9,614 SH       SOLE                   X      0    0
AT&T Inc.                       COM            00206R102    276,471     8,802 SH       SOLE                   X      0    0
Chevron Corporation             COM            166764100    303,687     2,953 SH       SOLE                   X      0    0
The Chubb Corporation           COM            171232101    277,300     4,429 SH       SOLE                   X      0    0
The Coca Cola Company           COM            191216100    279,052     4,147 SH       SOLE                   X      0    0
Colgate-Palmolive Company       COM            194162103    293,086     3,353 SH       SOLE                   X      0    0
Du Pont E I De Nemours & Co     COM            263534109    292,789     5,417 SH       SOLE                   X      0    0
Exelon Corporation              COM            30161N101    252,156     5,886 SH       SOLE                   X      0    0
Exxon Mobil Corporation         COM            30231G102    316,650     3,891 SH       SOLE                   X      0    0
General Dynamics Corporation    COM            369550108    289,361     3,883 SH       SOLE                   X      0    0
General Electric Company        COM            369604103    263,965    13,996 SH       SOLE                   X      0    0
Illinois Tool Works Inc.        COM            452308109    290,020     5,134 SH       SOLE                   X      0    0
Johnson & Johnson               COM            478160104    262,222     3,942 SH       SOLE                   X      0    0
Medtronic, Inc.                 COM            585055106    284,775     7,391 SH       SOLE                   X      0    0
PepsiCo, Inc.                   COM            713448108    258,478     3,670 SH       SOLE                   X      0    0
The Procter & Gamble Company    COM            742718109    247,224     3,889 SH       SOLE                   X      0    0
United Technologies Corporation COM            913017109    310,582     3,509 SH       SOLE                   X      0    0
Verizon Communications Inc.     COM            92343V104    284,958     7,654 SH       SOLE                   X      0    0
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